ACQUISITIONS - Additional Information (Details) € in Thousands, $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 01, 2022 USD ($) shares	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 EUR (€) shares
Disclosure of detailed information about business combination [line items]
Unwinding of deferred consideration		$ 160		$ 0	$ 160	$ 0
Fair value movement on contingent consideration		(2,849)		$ 0	(2,849)	$ 0
Other liability		$ 165			165		$ 0
RotoSports, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Cash paid	$ 14,700
Business combination, consideration transferred	13,500
Business combination, acquisition related costs	$ 1,200
Unregistered ordinary shares issued (in shares) | shares	451,264
Purchase consideration due on first anniversary	$ 2,500
Purchase consideration due on second anniversary	$ 5,300
Percentage of deferred payments	50.00%
Acquisition-related costs							$ 531
Revenue of acquiree since acquisition date					3,220
Goodwill recognized	$ 10,776
Decrease in goodwill	$ 400
Unwinding of deferred consideration					160
NDC Media
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								100.00%	100.00%
Cash paid								$ 11,168	€ 10,000
Unregistered ordinary shares issued (in shares) | shares								269,294	269,294
Purchase consideration due on first anniversary								$ 21,850	€ 19,000
Purchase consideration due on second anniversary								32,800	€ 28,500
Acquisition-related costs			$ 299
Revenue of acquiree since acquisition date					4,600
Goodwill recognized								$ 0
Fair value movement on contingent consideration					(2,849)
Adjustments for working capital					$ 4,114
NDC Media | Minimum
Disclosure of detailed information about business combination [line items]
Actuarial assumption of financial conditions rates					50.00%
Discount rates					3.00%
Inflation rates					2.00%
Actuarial assumption of volatility rates					33.00%
NDC Media | Maximum
Disclosure of detailed information about business combination [line items]
Percentage of deferred payments								50.00%	50.00%
Actuarial assumption of financial conditions rates					90.00%
Discount rates					3.90%
Inflation rates					2.40%
Actuarial assumption of volatility rates					72.60%